Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax provision from continuing operations
The income tax provision from continuing operations consisted of the following amounts:

	Year Ended December 31,
	2014	2013	2012
	(In millions, except percentages)
Current
U.S. Federal	$—	$—	$7
Total — current	—	—	7
Deferred
U.S. Federal	2	14	1
State	2	(6)	2
Total — deferred	4	8	3
Total income tax expense	$4	$8	$10
Effective tax rate	3.4%	5.7%	45.7%

Reconciliation of the U.S. federal statutory rate to the Company's effective rate
A reconciliation of the U.S. federal statutory rate of 35% to the Company's effective rate is as follows:

	Year Ended December 31,
	2014	2013 (a)	2012 (b)
	(In millions, except percentages)
Income Before Income Taxes	116	140	22
Tax at 35%	41	49	8
State taxes, net of federal benefit	1	(6)	2
Impact of non-taxable equity earnings	(33)	(35)	—
Production tax credits	(6)	—	—
Change in state effective tax rate	1	—	—
Income tax expense	$4	$8	$10
Effective income tax rate	3.4%	5.7%	45.7%

Company's deferred tax assets and liabilities
The following table summarizes the Company's net deferred tax position:

	As of December 31,
	2014	2013
	(In millions)
Net deferred tax asset — current	$16	$—
Net deferred tax asset — noncurrent	118	146
Net deferred tax asset	$134	$146
The temporary differences, which gave rise to the Company's deferred tax assets, consisted of the following:

	As of December 31,
	2014	2013
	(In millions)
Deferred tax assets:
Investment in projects	$47	$81
Production tax credits carryforwards	6	—
U.S. Federal net operating loss carryforwards	74	61
State net operating loss carryforwards	7	4
Total deferred tax assets	134	146
Net deferred tax asset	$134	$146